Note 11 - Loan Payable - Current Portion and Non-current Portion	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Short-term Debt [Text Block]
Note 7 –	Loan s Payable

Loans Payable – Current Portion

Loan payable to Bank Direct Capital Finance

In
May 2019,
we entered into an insurance premium financing and security agreement with Bank Direct Capital Finance, or Bank Direct. Under the agreement, we have financed
$0.7
million of certain premiums at a
5.35%
annual interest rate. As of
December 31, 2019,
the outstanding principal of the loan was
$0.2
million. The balance of the loan was repaid during the quarter ended
March 31, 2020.

Loans Payable – Non-current Portion

Assumption of bank debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$4.5
million in a bank credit facility.

In
September 2016,
CVie Therapeutics Limited entered into a
12
-month revolving credit facility of approximately
$2.9
million with O-Bank Co., Ltd., or O-Bank, to finance operating activities, or the O-Bank Facility. The O-Bank Facility was later renewed and increased to approximately
$5.8
million in
September 2017.
The O-Bank Facility was guaranteed by Lee’s Pharmaceutical Holdings Limited, or Lee’s, which pledged bank deposits in the amount of
110%
of the actual borrowing amount. The guaranty was part of the O-Bank Facility; however, we do not
have a written commitment from Lee’s to maintain the collateral. Interest, payable in cash on a monthly basis, is determined based on the
90
-day Taipei Interbank Offer Rate, or TAIBOR, plus
0.91%.
The O-Bank Facility expired on
September 11, 2019
and the loans were set to mature
six
months after the expiration date, on
March 11, 2020.
In
March 2020,
the O-Bank Facility was amended, among other things, to  extend the maturity date to
March 2022,
to decrease the total amount of the O-Bank Facility to approximately
$5.0
million, to change the applicable interest rate to the TAIBOR plus
1.17%
and to adjust the term to
24
-month non-revolving. All amounts due under the O-Bank Facility will be payable upon the earlier of (i)
six
months after the expiration date or (ii)
two
years after the drawdown date.

As of
March 31, 2020
and
December 31, 2019,
the outstanding principal of the O-Bank Facility was approximately
$4.6
million.

Note
11
- Loans Payable - Current Portion and Non-current Portion

Loans Payable – Current Portion

2019
Loan

On
October 24, 2019,
we entered into a loan agreement with LPH II. Under the loan agreement, LPH II agreed to lend us
$1.0
million, the
2019
Loan, to support our operations while we sought to complete a strategic transaction (as defined in the loan agreement). The
2019
Loan, which was funded in a single installment by wire transfer on
October 28, 2019,
accrued interest at a rate of
6%
per annum and matured upon the closing date of the
December 2019
private placement, which qualified as the strategic transaction under terms defined in the loan agreement. We repaid the
2019
Loan and related accrued interest in full upon consummation of the
December 2019
Private Placement.

201
8
Loan
s

In
January 2018
and
March 2018,
LPH Investments Limited (LPH), an affiliate of Lee’s, agreed to lend us
$1.5
million and
$1.0
million, respectively, or the First Quarter
2018
Loans, to support our AEROSURF development activities and sustain our operations while we sought to identify and advance one
or more potential strategic initiatives as defined in the related loan agreements, or the Funding Event. The loans accrued interest at a rate of
6%
per annum and would mature upon the earlier of the closing date of the Funding Event or
December 31, 2018.
To secure our obligations under these loans, we granted LPH a security interest in substantially all our assets pursuant to the terms of a security agreement dated
March 1, 2018,
or the LPH Security Agreement.

During the
third
and
fourth
quarters of
2018,
LPH agreed to lend us funds, or the Third and Fourth Quarter
2018
Loans, to sustain our operations while we continued to work on a strategic transaction. Of the Third and Fourth Quarter
2018
Loans, the initial loan was funded on
August 14, 2018
in the amount of
$0.3
million, and subsequent Third and Fourth Quarter
2018
Loans were funded on the following dates and in the following amounts:
August 29, 2018,
in the amount of
$0.48
million,
September 12, 2018
in the amount of
$0.5
million;
September 27, 2018
in the amount of
$0.5
million;
October 19, 2018
in the amount of
$0.43
million;
November 2, 2018
in the amount of
$0.5
million;
November 19, 2018
in the amount of
$0.35
million; and
December 5, 2018
in the amount of
$0.6
million. The loans accrued interest at a rate of
6%
per annum and matured upon the earlier of (i) the closing date for the strategic transaction (as defined in the related loan agreements), provided that we were able to raise a minimum of
$30
million in connection with such transaction, or (ii)
March 31, 2019.
In each case, we granted to LPH a security interest in substantially all of our assets pursuant to the terms of the LPH Security Agreement. Effective
December 5, 2018,
LPH assigned all outstanding loans to us to LPH II.

On
December 21, 2018,
as part of the
December 2018
Private Placement Financing (
see
, “Private Placement Offerings”), we converted
$6.0
million of existing loan payable obligations comprised of
$2.5
million of the First Quarter
2018
Loans and
$3.5
million of the Third and Fourth Quarter
2018
Loans into equity securities on the same terms as those of the investors in the
December 2018
Private Placement Financing. The conversion of the loan payable to LPH II was treated as an extinguishment of debt and does not
represent a capital transaction as the
December 2018
private placement financing included
third
-party investors and all investors received identical terms. We recorded a loss on extinguishment of debt approximately
$3.2
million. The loss was calculated as the difference between the aggregate fair value of the common stock and Series F and Series G Warrants on
December 21, 2018
and the carrying value of the debt liabilities. The balance of the loans payable to LPH II of
$160,000
was paid along with accrued interest of
$182,000
on
December 27, 2018.
Following this conversion of the First Quarter
2018
Loans and the conversion and payoff of the Third and Fourth Quarter
2018
Loans into equity securities, the security interest granted under the LPH Security Agreement was discharged.

Assumption of LPH II debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$3.5
million of debt payable to LPH II.

From
April 24, 2018
to
November 16, 2018,
CVie entered into
four
separate agreements to borrow an aggregate of approximately
$3.5
million from LPH II on the following dates and in the following amounts
$0.5
million in
April 2018,
or the
April 2018
Loan;
$0.3
million in
September 2018,
or the
September 2018
Loan;
$0.15
million in
October 2018,
or the
October 2018
Loan; and
$2.5
million in
November 2018,
or the
November 2018
Loan. The
April 2018
Loan, the
September 2018
Loan, the
October 2018
Loan and the
September 2018
Loan were subsequently assigned to LPH II. The terms of the loan agreements are identical with interest, payable in cash upon maturity, at a rate of
4%
per annum and maturing
one
year from the effective date of the respective loan agreement.

During the quarter ended
March 31, 2019,
we made payments of
$0.45
million against the
April 2018
Loan and paid the remaining
$50,000
balance plus accrued interest in
April 2019.
In
December 2019,
as part of the
December 2019
Private Placement Financing (
see
, “Private Placement Offerings”), we converted the remaining
$2.95
million related to the
September 2018
Loan,
October 2018
Loan, and
November 2018
Loan on the same terms as the Investors of the
December 2019
Private Placement Financing. In connection with the conversion of the LPH II debt, we issued:
325,607
shares of common stock based at
$9.06
per share and Series I Warrants to purchase
162,804
shares of common stock, at an exercise price equal to
$12.09
per share. The Series I Warrants are exercisable at any time after the sixth
-month anniversary of the date of issuance and through the
5
-year anniversary of the date of issuance. The conversion of the loan payable to LPH II is treated as an extinguishment of debt and does not
represent a capital transaction as the
December 2019
Private Placement Financing included
third
-party investors and all investors received identical terms. We recorded a loss on extinguishment of debt of approximately
$1.8
million. The loss was calculated as the difference between the aggregate fair value of the common stock and Series I Warrants on
December 6, 2019
and the carrying value of the debt liabilities. The accrued interest of
$127,000
was paid in
December 2019
and as of
December 31, 2019
there are
no
remaining amounts outstanding.

Loan payable to Bank Direct Capital Finance

In
May 2019,
we entered into an insurance premium financing and security agreement with Bank Direct Capital Finance, or Bank Direct. Under the agreement, we have financed
$0.7
million of certain premiums at a
5.35%
annual interest rate. As of
December 31, 2019,
the outstanding principal of the loan was
$0.2
million. The remaining payments were made during the
first
quarter of
2020.

Loans Payable – Non-current Portion

Assumption of bank debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$4.5
million in a bank credit facility.

In
September 2016,
CVie entered into a
12
-month revolving credit facility of approximately
$2.9
million with O-Bank Co., Ltd., or O-Bank, to finance operating activities, or the O-Bank Facility. The O-Bank Facility was later renewed and increased to approximately
$5.8
million in
September 2017.
The O-Bank Facility was guaranteed by Lee’s, which pledged bank deposits in the amount of
110%
of the actual borrowing amount. The guaranty was part of the O-Bank Facility; however, we do not
have a written commitment from Lee’s to maintain the collateral. Interest, payable in cash on a monthly basis, is determined based on
90
-day TAIBOR (the Taipei Interbank Offer Rate) plus
0.91%.
The O-Bank Facility expired on
September 11, 2019
and the loans were set to mature
six
months after the expiration date, on
March 11, 2020.
In
March 2020,
the O-Bank Facility was amended including the extension of the maturity date to
March 2022.
In addition to the extension of the maturity date, the total amount of the O-Bank Facility was decreased to approximately
$5.0
million, and the interest rate was changed to the TAIBOR plus
1.17%
and the term was changed to
24
-month non-revolving. All amounts due under the O-Bank Facility will be payable upon the earlier of (i)
six
months after the expiration date or (ii)
two
years after the drawdown date.

As of
December 31, 2019,
the outstanding principal of the O-Bank Facility was approximately
$4.6
million, and has subsequently been refinanced to mature in
March 2022,
therefore, the outstanding principal has been classified in Loans Payable - Non-current Portion.